Document and Entity Information	12 Months Ended
Dec. 31, 2023
Document And Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	Esquire Financial Holdings, Inc.
Amendment Flag	false
Entity Central Index Key	0001531031